Capital and reserves (Tables)	12 Months Ended
Dec. 31, 2022
Share Capital, Reserves And Other Equity Interest [Abstract]
Disclosure of reserves and other equity interest

	Share capital	Share premium account	Capital redemption reserve	Merger reserve	Total share capital and capital reserves

At 1 January 2022	5,215	12,745	1,705	27,206	46,871
Profit (loss) for the year	—	—	—	—	—
Items that may be reclassified subsequently to profit or loss
Currency translation differences (including reclassifications)[a]	—	—	—	—	—
Cash flow hedges and costs of hedging (including reclassifications)	—	—	—	—	—
Share of items relating to equity-accounted entities, net of tax	—	—	—	—	—
Other	—	—	—	—	—
Items that will not be reclassified to profit or loss
Remeasurements of the net pension and other post-retirement benefit liability or asset	—	—	—	—	—
Cash flow hedges that will subsequently be transferred to the balance sheet	—	—	—	—	—
Total comprehensive income	—	—	—	—	—
Dividends	—	—	—	—	—
Cash flow hedges transferred to the balance sheet, net of tax	—	—	—	—	—
Issue of ordinary share capital	41	779	—	—	820
Repurchases of ordinary share capital	(475)	—	475	—	—
Share-based payments, net of tax[b]	14	168	—	—	182
Share of equity-accounted entities’ changes in equity, net of tax	—	—	—	—	—
Issue of perpetual hybrid bonds	—	—	—	—	—
Payments on perpetual hybrid bonds	—	—	—	—	—
Tax on issue of perpetual hybrid bonds	—	—	—	—	—
Transactions involving non-controlling interests, net of tax	—	—	—	—	—
At 31 December 2022	4,795	13,692	2,180	27,206	47,873

At 1 January 2021	5,383	12,584	1,528	27,206	46,701
Profit (loss) for the year	—	—	—	—	—
Items that may be reclassified subsequently to profit or loss
Currency translation differences (including reclassifications)	—	—	—	—	—
Cash flow hedges and costs of hedging (including reclassifications)	—	—	—	—	—
Share of items relating to equity-accounted entities, net of tax	—	—	—	—	—
Other	—	—	—	—	—
Items that will not be reclassified to profit or loss
Remeasurements of the net pension and other post-retirement benefit liability or asset	—	—	—	—	—
Cash flow hedges that will subsequently be transferred to the balance sheet	—	—	—	—	—
Total comprehensive income	—	—	—	—	—
Dividends	—	—	—	—	—
Cash flow hedges transferred to the balance sheet, net of tax	—	—	—	—	—
Repurchases of ordinary share capital	(177)	—	177	—	—
Share-based payments, net of tax[b]	9	161	—	—	170
Share of equity-accounted entities’ changes in equity, net of tax	—	—	—	—	—
Issue of perpetual hybrid bonds	—	—	—	—	—
Payments on perpetual hybrid bonds	—	—	—	—	—
Tax on issue of perpetual hybrid bonds	—	—	—	—	—
Transactions involving non-controlling interests, net of tax[c]	—	—	—	—	—
At 31 December 2021	5,215	12,745	1,705	27,206	46,871
[a]    Following, bp’s decision to exit its shareholding in Rosneft on 27 February 2022 $10,372 million was reclassified to the income statement. See Note 1 - Investment in Rosneft.
[b]    Movements in treasury shares relate to employee share-based payment plans.
[c] Principally relates to the sale of 49% interest in a controlled affiliate holding certain refined product and crude logistics assets onshore US and the buy-out of the non-controlling interest in the Thorntons fuels and convenience retail business.
32. Capital and reserves – continued

									$ million
Treasury shares	Foreign currency translation reserve	Cash flow hedges	Costs of hedging	Total fair value reserves	Profit and loss account	bp shareholders’ equity	Non-controlling interests		Total equity
							Hybrid bonds	Other interest
(12,624)	(9,572)	(851)	(176)	(1,027)	51,815	75,463	13,041	1,935	90,439
—	—	—	—	—	(2,487)	(2,487)	519	611	(1,357)

—	6,914	—	—	—	—	6,914	—	(61)	6,853
—	—	671	103	774	—	774	—	—	774
—	—	—	—	—	402	402	—	—	402
—	—	—	—	—	(225)	(225)	—	—	(225)

—	—	—	—	—	408	408	—	—	408
—	—	(4)	—	(4)	—	(4)	—	—	(4)
—	6,914	667	103	770	(1,902)	5,782	519	550	6,851
—	—	—	—	—	(4,365)	(4,365)	—	(294)	(4,659)
—	—	1	—	1	—	1	—	—	1
—	—	—	—	—	—	820	—	—	820
—	—	—	—	—	(10,493)	(10,493)	—	—	(10,493)
471	—	—	—	—	194	847	—	—	847
—	—	—	—	—	—	—	—	—	—
—	—	—	—	—	(4)	(4)	374	—	370
—	15	—	—	—	—	15	(544)	—	(529)
—	—	—	—	—	—	—	—	—	—
—	—	—	—	—	(513)	(513)	—	(144)	(657)
(12,153)	(2,643)	(183)	(73)	(256)	34,732	67,553	13,390	2,047	82,990

(13,224)	(8,719)	(708)	(100)	(808)	47,300	71,250	12,076	2,242	85,568
—	—	—	—	—	7,565	7,565	507	415	8,487

—	(846)	—	—	—	—	(846)	—	(24)	(870)
—	—	(134)	(76)	(210)	—	(210)	—	—	(210)
—	—	—	—	—	44	44	—	—	44
—	—	—	—	—	1	1	—	—	1

—	—	—	—	—	3,099	3,099	—	—	3,099
—	—	1	—	1	—	1	—	—	1
—	(846)	(133)	(76)	(209)	10,709	9,654	507	391	10,552
—	—	—	—	—	(4,316)	(4,316)	—	(311)	(4,627)
—	—	(10)	—	(10)	—	(10)	—	—	(10)
—	—	—	—	—	(3,151)	(3,151)	—	—	(3,151)
600	—	—	—	—	(138)	632	—	—	632
—	—	—	—	—	556	556	—	—	556
—	—	—	—	—	(26)	(26)	950	—	924
—	(7)	—	—	—	—	(7)	(492)	—	(499)
—	—	—	—	—	—	—	—	—	—
—	—	—	—	—	881	881	—	(387)	494
(12,624)	(9,572)	(851)	(176)	(1,027)	51,815	75,463	13,041	1,935	90,439
32. Capital and reserves – continued

	Share capital	Share premium account	Capital redemption reserve	Merger reserve	Total share capital and capital reserves

At 1 January 2020	5,404	12,417	1,498	27,206	46,525
Profit (loss) for the year	—	—	—	—	—
Items that may be reclassified subsequently to profit or loss
Currency translation differences (including reclassifications)	—	—	—	—	—
Cash flow hedges and costs of hedging (including reclassifications)	—	—	—	—	—
Share of items relating to equity-accounted entities, net of tax[a]	—	—	—	—	—
Other	—	—	—	—	—
Items that will not be reclassified to profit or loss
Remeasurements of the net pension and other post-retirement benefit liability or asset	—	—	—	—	—
Cash flow hedges that will subsequently be transferred to the balance sheet	—	—	—	—	—
Total comprehensive income	—	—	—	—	—
Dividends	—	—	—	—	—
Cash flow hedges transferred to the balance sheet, net of tax	—	—	—	—	—
Repurchases of ordinary share capital	(30)	—	30	—	—
Share-based payments, net of tax[b]	9	167	—	—	176
Share of equity-accounted entities’ changes in equity, net of tax[c]	—	—	—	—	—
Issue of perpetual hybrid bonds	—	—	—	—	—
Payments on perpetual hybrid bonds	—	—	—	—	—
Tax on issue of perpetual hybrid bonds	—	—	—	—	—
Transactions involving non-controlling interests, net of tax[d]	—	—	—	—	—
At 31 December 2020	5,383	12,584	1,528	27,206	46,701
[a]Principally foreign exchange effects relating to the Russian rouble.
[b]Movements in treasury shares relate to employee share-based payment plans.
[c]Principally relates to a non-controlling interest transaction entered into by Rosneft.
[d]Principally relates to the sale of interests in our UK and New Zealand retail property portfolio, for which proceeds of $0.5 billion and $0.2 billion were received respectively.
32. Capital and reserves – continued

									$ million
Treasury shares	Foreign currency translation reserve	Cash flow hedges	Costs of hedging	Total fair value reserves	Profit and loss account	bp shareholders’ equity	Non-controlling interests		Total equity
							Hybrid bonds	Other interest
(14,412)	(6,495)	(752)	(160)	(912)	73,706	98,412	—	2,296	100,708
—	—	—	—	—	(20,305)	(20,305)	256	(680)	(20,729)

—	(2,224)	—	—	—	—	(2,224)	—	37	(2,187)
—	—	31	60	91	—	91	—	—	91
—	—	—	—	—	312	312	—	—	312
—	—	—	—	—	71	71	—	—	71

—	—	—	—	—	65	65	—	—	65
—	—	7	—	7	—	7	—	—	7
—	(2,224)	38	60	98	(19,857)	(21,983)	256	(643)	(22,370)
—	—	—	—	—	(6,367)	(6,367)	—	(238)	(6,605)
—	—	6	—	6	—	6	—	—	6
—	—	—	—	—	(776)	(776)	—	—	(776)
1,188	—	—	—	—	(638)	726	—	—	726
—	—	—	—	—	1,341	1,341	—	—	1,341
—	—	—	—	—	(48)	(48)	11,909	—	11,861
—	—	—	—	—	—	—	(89)	—	(89)
—	—	—	—	—	3	3	—	—	3
—	—	—	—	—	(64)	(64)	—	827	763
(13,224)	(8,719)	(708)	(100)	(808)	47,300	71,250	12,076	2,242	85,568

Disclosure of pre-tax and tax amounts components of other comprehensive income
The pre-tax amounts of each component of other comprehensive income, and the related amounts of tax, are shown in the table below.

			$ million
			2022
	Pre-tax	Tax	Net of tax
Items that may be reclassified subsequently to profit or loss
Currency translation differences (including reclassifications)	6,973	(120)	6,853
Cash flow hedges (including reclassifications)	677	(6)	671
Costs of hedging (including reclassifications)	86	17	103
Share of items relating to equity-accounted entities, net of tax	402	—	402
Other	—	(225)	(225)
Items that will not be reclassified to profit or loss
Remeasurements of the net pension and other post-retirement benefit liability or asset	340	68	408
Cash flow hedges that will subsequently be transferred to the balance sheet	(4)	—	(4)
Other comprehensive income	8,474	(266)	8,208

			$ million
			2021
	Pre-tax	Tax	Net of tax
Items that may be reclassified subsequently to profit or loss
Currency translation differences (including reclassifications)	(885)	15	(870)
Cash flow hedges (including reclassifications)	(175)	41	(134)
Costs of hedging (including reclassifications)	(84)	8	(76)
Share of items relating to equity-accounted entities, net of tax	44	—	44
Other	—	1	1
Items that will not be reclassified to profit or loss
Remeasurements of the net pension and other post-retirement benefit liability or asset	4,416	(1,317)	3,099
Cash flow hedges that will subsequently be transferred to the balance sheet	1	—	1
Other comprehensive income	3,317	(1,252)	2,065

			$ million
			2020
	Pre-tax	Tax	Net of tax
Items that may be reclassified subsequently to profit or loss
Currency translation differences (including reclassifications)	(2,196)	9	(2,187)
Cash flow hedges (including reclassifications)	41	(10)	31
Costs of hedging (including reclassifications)	64	(4)	60
Share of items relating to equity-accounted entities, net of tax	312	—	312
Other	—	71	71
Items that will not be reclassified to profit or loss
Remeasurements of the net pension and other post-retirement benefit liability or asset	170	(105)	65
Cash flow hedges that will subsequently be transferred to the balance sheet	7	—	7
Other comprehensive income	(1,602)	(39)	(1,641)